VARIABLE
================================================================================
ANNUITY III
1999 ANNUAL REPORT


[SBL LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANIY
A Member of The Security Benefit
Group of Companies

A MESSAGE FROM SECURITY BENEFIT

SECURITY BENEFIT GROUP KNOWS WALL STREET AND MAIN STREET

In 1999, Security Benefit Life Insurance Company had another year of outstanding financial results. The driving forces behind our tremendous financial performance were consumers' demand for individual retirement products and the extension of our money management and customer service competencies.

As consumers focus on their future, they look to SBL as a partner for developing personal retirement strategies. Our core competencies--money management and customer service--are very solid and the cornerstone of our stronghold in the market segments.

SECURITY BENEFIT IS A CLEAR CHOICE

There are many qualities that make partnering with Security Benefit a clear choice:

*  variety of retirement products
*  cutting edge service
*  pool of flexible and responsive employees
*  rich heritage of innovation and creativity
*  a rock solid financial foundation
*  a strong risk management philosophy

However, if we were asked to capture what makes partnering with SBL a clear choice in one sentence, here's what we'd say--Security Benefit knows Wall Street and Main Street.

Wall Street and Main Street are among the most famous streets in America, but they're known better for their characteristics rather than their location. Everyone knows that Wall Street is in New York, but Wall Street is more of an adjective today than it is a noun. What are the characteristics of something that's Wall Street-like? It's fast paced, risky and high stress.

Likewise, Main Street has become an adjective. The characteristics of something that's Main Street-like are being friendly, courteous, relaxed, and having a real interest and concern for your neighbor.

Knowledge of both streets is one of our competitive advantages and it's why we are positioned for strong growth in the future.

SECURITY BENEFIT KNOWS WALL STREET

Even though SBL operates out of America's Heartland in Topeka, Kansas--the exact opposite of the Wall Street-like atmosphere--we know Wall Street because of our experience, technology and people.

EXPERIENCE. We've been in the equities business for a long time. SBL was one of the first in the industry to introduce a variable annuity and we were on the front end of the mutual fund explosion.* We're as interested in the return of customers' investments as we are in the return on customers' investments.

TECHNOLOGY. In today's computer age, we receive financial news and information at the same time as any other Wall Street professional. When that one important announcement comes across the wire, we receive the information in real time and our money managers can react appropriately.

PEOPLE. There's an abundance of investment talent and expertise grown in America's breadbasket and SBL attracts its fair share. Here, our talent is moderately insulated from the steady stream of Wall Street noise, so they can focus on what they do best--manage money.

SECURITY BENEFIT KNOWS MAIN STREET

In order to survive in the financial services industry today, you need to be good at providing three things:

*  products with good performance
*  competitive product pricing
*  good customer service

But, in order to thrive in the industry, you need to be great at one of those things.

At Security Benefit, we've got good products with good performance and competitively priced. But, we've made a conscious decision to be great at customer service. In 1999, Dalbar, Inc. recognized Security Benefit for its great customer service--again.

Where does our ability to provide outstanding service stem from? It stems from everyone at Security Benefit having a deep knowledge of Main Street. Main Street is part of Americana. Our goal is to provide customers the high-touch, personalized service you receive when you enter an establishment on Main Street, USA.

In the year 2000 and beyond, we will invest in initiatives that enhance the value we offer to customers and make partnering with Security Benefit an even clearer choice. Thanks for choosing Security Benefit in 1999.

*Variable annuities and mutual funds distributed by Security Distributors, Inc.

BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD AND CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT AND CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
CHAIRMAN AND CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
VICE CHAIRPERSON
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD AND CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

KRIS A. ROBBINS
PRESIDENT AND COO
Security Benefit Life Insurance Company
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
CHAIRMAN AND CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 6, 2000, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 2000.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

The Contract Owners of SBL Variable
Annuity Account III and The Board of Directors of
Security Benefit Life Insurance Company

We have audited the accompanying individual and combined balance sheets of SBL Variable Annuity Account III (comprised of the individual series as indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for the period then ended. These financial statements are the responsibility of the Security Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of the SBL Variable Annuity Account III at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the period then ended in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 4, 2000

SBL VARIABLE ANNUITY ACCOUNT III
================================================================================
BALANCE SHEETS                                                 December 31, 1999
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

Investments:

  SBL Fund:

    Series A (Growth Series) - 267,566 shares at net
      asset value of $35.51 per share (cost, $8,655)..................   $ 9,501

    Series B (Growth-Income Series) - 98,185 shares at
      net asset value of $24.39 per share (cost, $2,493)..............     2,395

    Series C (Money Market Series) - 166,862 shares at
      net asset value of $12.04 per share (cost, $2,068)..............     2,009

    Series D (Worldwide Equity Series) - 79,803 shares
      at net asset value of $9.08 per share (cost, $520)..............       725

    Series E (High Grade Income Series) - 52,344 shares
      at net asset value of $10.55 per share (cost, $621).............       552

    Series J (Mid Cap Series) - 29,148 shares at net
      asset value of $30.15 per share (cost, $590)....................       879

    Series K (Global Strategic Income Series) - 8 shares
      at net asset value of $9.61 per share (cost, $-0-)..............       ---

    Series M (Global Total Return Series) - 6,614 shares
      at net asset value of $13.09 per share (cost, $81)..............        87

    Series N (Managed Asset Allocation Series) - 9,463 shares
      at net asset value of $16.94 per share (cost, $140) ............       159

    Series O (Equity Income Series) - 5,333 shares at
      net asset value of $17.27 per share (cost, $92).................        92

    Series S (Social Awareness Series) - 7,480 shares at
      net asset value of $31.71 per share (cost, $177)................       237
                                                                          ------
                                                                         $16,636
    Actuarial risk fees receivable....................................         2
                                                                          ------
Combined assets.......................................................   $16,638
                                                                          ======
                             See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT III
================================================================================
BALANCE SHEETS (CONTINUED)                                     DECEMBER 31, 1999
--------------------------------------------------------------------------------
NET ASSETS             (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

                                            NUMBER     UNIT
                                           OF UNITS    VALUE    AMOUNT
                                           --------    -----    ------
Net assets are represented by (NOTE 3):

  Growth Series:
    Accumulation units..................    73,481    $128.18   $9,419
    Annuity reserves....................       641     128.18       82   $ 9,501
                                                                 -----

  Growth-Income Series:
    Accumulation units..................    24,391      96.89    2,363
    Annuity reserves....................       326      96.89       32     2,395
                                                                 -----

  Money Market Series:
    Accumulation units..................    62,432      31.13    1,944
    Annuity reserves....................     2,095      31.13       65     2,009
                                                                 -----

  Worldwide Equity Series:
    Accumulation units..................    20,910      33.31      697
    Annuity reserves....................       844      33.31       28       725
                                                                 -----

  High Grade Income Series:
    Accumulation units..................    19,344      28.55                552

  Mid Cap Series:
    Accumulation units..................    20,049      43.42      871
    Annuity reserves....................       191      43.42        9       880
                                                                 -----

  Global Strategic Income Series:
    Accumulation units..................         6      14.31                ---

  Global Total Return Series:
    Accumulation units..................     5,193      16.67                 87

  Managed Asset Allocation Series:
    Accumulation units..................     8,559      18.63                160

  Equity Income Series:
    Accumulation units..................     4,543      20.27                 92

  Social Awareness Series:
    Accumulation units..................     6,262      37.88                237
                                                                          ------
Combined net assets.....................                                 $16,638
                                                                          ======
                             See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT III
====================================================================================================================================
STATEMENTS OF OPERATIONS AND
CHANGES IN NET ASSETS                                                                                   YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (IN THOUSANDS)
                                                                                                                   HIGH
                                                                               GROWTH-     MONEY      WORLDWIDE    GRADE
                                                                   GROWTH      INCOME      MARKET       EQUITY     INCOME    MID CAP
                                                                   SERIES      SERIES      SERIES       SERIES     SERIES    SERIES
                                                                  ------------------------------------------------------------------
Dividend distributions.........................................   $    67     $    66     $   235       $ ---       $ 68     $ ---
Expenses (NOTE 2):
   Mortality and expense risk fee..............................       (68)        (40)        (28)        ---         (7)      ---
   Administrative fee..........................................        (1)         (1)        ---         ---        ---       ---
                                                                  ------------------------------------------------------------------
Net investment income (loss)...................................        (2)         25         207                     61       ---

Capital gain distributions.....................................       274       1,120         ---          75        ---       117
Realized gain (loss) on investments............................       787      (1,112)         (7)         18        ---        29
Unrealized appreciation (depreciation) on investments..........      (545)        (51)        (90)        173        (90)      212
                                                                  ------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.........       516         (43)        (97)        266        (90)      358
                                                                  ------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       514         (18)        110         266        (29)      358
Net assets at beginning of year................................     9,744       3,217       2,063         525        590       670
Variable annuity deposits (NOTES 2 AND 3)......................     3,858       1,256       5,504         125         16       178
Terminations and withdrawals (NOTES 2 AND 3)...................    (4,462)     (2,056)     (5,629)       (186)       (25)     (316)
Annuity payments (NOTES 2 AND 3)...............................      (153)         (4)        (39)         (7)       ---       (10)
Net mortality guarantee transfer...............................       ---         ---         ---           2        ---       ---
                                                                  ------------------------------------------------------------------
Net assets at end of year......................................   $ 9,501     $ 2,395     $ 2,009       $ 725       $552     $ 880
                                                                  ==================================================================

SBL VARIABLE ANNUITY ACCOUNT III
====================================================================================================================================
STATEMENTS OF OPERATIONS AND
CHANGES IN NET ASSETS (CONTINUED)                                                                       YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (IN THOUSANDS)
                                                                   GLOBAL     GLOBAL    MANAGED
                                                                  STRATEGIC   TOTAL      ASSET      EQUITY    SOCIAL
                                                                   INCOME     RETURN   ALLOCATION   INCOME   AWARENESS
                                                                   SERIES     SERIES     SERIES     SERIES    SERIES     COMBINED
                                                                  ----------------------------------------------------------------
Dividend distributions.........................................     $---       $  1       $  5      $   2      $  1      $    445
Expenses (NOTE 2):
   Mortality and expense risk fee..............................      ---        ---         (1)       ---       ---          (144)
   Administrative fee..........................................      ---        ---        ---        ---       ---            (2)
                                                                  ----------------------------------------------------------------
Net investment income (loss)...................................      ---          1          4          2         1            29

Capital gain distributions.....................................      ---          2        ---          2         6          1,59
Realized gain (loss) on investments............................       (2)        (1)         3          4         4          (277)
Unrealized appreciation (depreciation) on investments..........      ---          6          5         (6)       23          (363)
                                                                  ----------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.........       (2)         7          8        ---        33           956
                                                                  ----------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       (2)         8         12          2        34         1,255
Net assets at beginning of year................................        1          9        141        125       120         7,205
Variable annuity deposits (NOTES 2 AND 3)......................       95         76         35         75        92        11,310
Terminations and withdrawals (NOTES 2 AND 3)...................      (94)        (6)       (28)      (110)       (9)      (12,921)
Annuity payments (NOTES 2 AND 3)...............................      ---        ---        ---        ---       ---          (213)
Net mortality guarantee transfer...............................      ---        ---        ---        ---       ---             2
                                                                  ----------------------------------------------------------------
Net assets at end of year......................................     $---       $ 87       $160      $  92      $237      $ 16,638
                                                                  ================================================================

                                                       See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT III
================================================================================
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION - SBL Variable Annuity Account III (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of principal), Series J (Mid Cap Series - emphasis on capital appreciation), Series K (Global Strategic Income Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Global Total Return Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital appreciation) and Series S (Social Awareness Series - emphasis on capital appreciation). During 1999, the former Emerging Growth Series, Global Aggressive Bond Series, and Specialized Asset Allocation Series were renamed Mid Cap Series, Global Strategic Income Series and Global Total Return Series, respectively.

   Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC
   (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

   SMC has engaged T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series; and OppenheimerFunds, Inc. to provide sub-advisory services to the Worldwide Equity Series. Meridian Investment Management Corporation (Meridian) served as subadvisor for the Global Strategic Income Series and the Global Total Return Series until May 15, 1999 when Meridian was replaced by Wellington Management Company, LLP.

   INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

   The cost of investments purchased and proceeds from investments sold for the year ended December 31 were as follows:

                                                 COST OF         PROCEEDS
                                                PURCHASES       FROM SALES
                                                ---------       ----------
         Growth Series ......................     $4,572          $5,057
         Growth-Income Series ...............      2,442           2,101
         Money Market Series ................      5,945           5,902
         Worldwide Equity Series ............        205             196
         High Grade Income Series ...........         83              31
         Mid Cap Series .....................        296             328
         Global Strategic Income Series .....        306             305
         Global Total Return Series .........         79               6
         Managed Asset Allocation Series ....         40              30
         Equity Income Series ...............         80             111
         Social Awareness Series ............         98               8

   ANNUITY RESERVES - Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

   REINVESTMENT OF DIVIDENDS - Dividends and capital gain distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

   FEDERAL INCOME TAXES - The operations of the Account are included in the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

   USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

   SBL deducts an administrative fee of $30 per year for each contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.2% of the net asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

   When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)
                                                                           UNITS
                                                                           -----
   Growth Series:
      Variable annuity deposits ..........................................    31
      Terminations, withdrawals, annuity payments and expense charges ....    39

   Growth-Income Series:
      Variable annuity deposits ..........................................    12
      Terminations, withdrawals, annuity payments and expense charges ....    21

   Money Market Series:
      Variable annuity deposits ..........................................   182
      Terminations, withdrawals, annuity payments and expense charges ....   186

   Worldwide Equity Series:
      Variable annuity deposits ..........................................     5
      Terminations, withdrawals, annuity payments and expense charges ....     8

   High Grade Income Series:
      Variable annuity deposits ..........................................     1
      Terminations, withdrawals, annuity payments and expense charges ....     1

   Mid Cap Series:
      Variable annuity deposits ..........................................     5
      Terminations, withdrawals, annuity payments and expense charges ....    10

   Global Strategic Income Series:
      Variable annuity deposits ..........................................     7
      Terminations, withdrawals, annuity payments and expense charges ....     7

   Global Total Return Series:
      Variable annuity deposits ..........................................     5
      Terminations, withdrawals, annuity payments and expense charges ....     1

   Managed Asset Allocation Series:
      Variable annuity deposits ..........................................     2
      Terminations, withdrawals, annuity payments and expense charges ....     2

   Equity Income Series:
      Variable annuity deposits ..........................................     4
      Terminations, withdrawals, annuity payments and expense charges ....     6

   Social Awareness Series:
      Variable annuity deposits ..........................................     3
      Terminations, withdrawals, annuity payments and expense charges ....     1